Interim condensed consolidated statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Payments to suppliers and employees	$ (4,038)	$ (4,554)
Net cash used in operating activities	(4,038)	(4,554)
Cash flows from investing activities
Payments for property, plant and equipment	0	(3)
Payments for exploration and evaluation	(9,801)	(21,256)
Interest received	500	883
Net cash used in investing activities	(9,301)	(20,376)
Cash flows from financing activities
Proceeds from exercise of options	0	84
Share issue transaction costs	0	(11)
Repayment of leases	(70)	(65)
Net cash from/(used in) financing activities	(70)	8
Net decrease in cash and cash equivalents	(13,409)	(24,922)
Cash and cash equivalents at the beginning of the financial period	35,715	52,709
Effects of exchange rate changes on cash and cash equivalents	(754)	202
Cash and cash equivalents at the end of the financial period	$ 21,552	$ 27,989